Subsequent Events - Operating lease (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	Mar. 01, 2024	Dec. 31, 2023
Maturities of operating lease liability for the renewed lease
2025		$ 418,870
2026		364,701
2027		377,100
2028		281,442
Total Lease Payments		1,442,113
Less: Interest		(116,329)
Present value of lease liabilities		$ 1,325,784
Subsequent Event
Subsequent Events
Renewal term	60 months
Maturities of operating lease liability for the renewed lease
2024	$ 347,280
2025	434,096
2026	455,798
2027	478,584
2028	502,512
2029	84,422
Total Lease Payments	2,302,692
Less: Interest	(250,459)
Present value of lease liabilities	$ 2,052,233